LEASES - Future lease payments under operating leases and finance leases (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Future lease payments under finance leases
2021		¥ 542,268	$ 83,106
2022		293,643	45,003
2023		195,320	29,934
2024		124,389	19,063
2025		95,054	14,568
2026 and thereafter		1,678,170	257,191
Total future lease payments		2,928,844	448,865
Less: Imputed interest		(1,286,619)	(197,183)
Present value of future lease payments	[1]	1,642,225	251,682
Future lease payments under operating leases
2021		415,892	63,738
2022		221,680	33,974
2023		146,115	22,393
2024		103,891	15,922
2025		70,494	10,804
2026 and thereafter		1,115,382	170,940
Total future lease payments		2,073,454	317,771
Less: Imputed interest		(728,543)	(111,654)
Present value of future lease payments	[1]	¥ 1,344,911	$ 206,117

[1]	* Present value of future operating lease payments consisted of current portion of operating lease liabilities, non-current portion of operating lease liabilities and operating lease liabilities in amounts due to related parties, amounting to RMB452,272 (US$69,314), RMB645,499 (US$98,927) and RMB247,140 (US$37,876) for the year ended December 31, 2020, respectively.